Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Oakhurst Strategic Defined Risk Fund
Class Name	Institutional Class
Trading Symbol	OASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oakhurst Strategic Defined Risk Fund for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lidoadvisors.com/fund. You can also request this information by contacting us at 1-844-625-4778.
Additional Information Phone Number	1-844-625-4778
Additional Information Website	https://www.lidoadvisors.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The determining factor that is responsible for the Fund’s performance is asset allocation. Over the past 12 months, the Fund was able to allocate a significant amount to trades with potential for levered upside and significant protection to the downside. As a result, the Fund has been able to comfortably outpace the market with a significant portion of its assets. This was a temporary dislocation that has since passed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/10/2017)
Institutional Class	10.38	8.45	5.58
S&P 500	10.59	13.84	11.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lidoadvisors.com/fund for more recent performance information. Visit https://www.lidoadvisors.com/fund for more recent performance information.
Net Assets	$ 66,638,256
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 799,183
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$66,638,256
Number of Holdings	28
Net Advisory Fee	$799,183
Portfolio Turnover	6%

Holdings [Text Block]

Top Issuers	(% of net assets)
First American Government Obligations Fund	59.3%
SPDR S&P 500 ETF Trust	10.2%
Invesco BulletShares 2025 Corporate Bond ETF	3.0%

Security Type	(% of net assets)
Short-Term Investments	59.3%
Exchange Traded Funds	13.2%
Purchased Options	11.9%
Written Options	(2.4)%
Cash & Other	18.0%

Updated Prospectus Web Address	https://www.lidoadvisors.com/fund